Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Other Receivables
Net working capital adjustments receivable from acquisitions		$ 384
Other receivables	$ 12,193	11,274
Total	$ 12,193	$ 11,658